SUPPLEMENTAL CASH FLOW DISCLOSURES (Details Narrative)	Dec. 31, 2021 CAD ($) $ / shares shares
Vital Intelligence Inc [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	1,200,000
Warrant exercise price | $ / shares	$ 13.35
Common Shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	15,000
Common Shares One [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	356,901
Fair value of investments other comprehensive loss | $	$ 332,640